Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal Statutory rate	21.00%	21.00%
State tax expense	0.00%	7.00%
Permanent tax items	(0.20%)	(2.20%)
R&D tax credit	0.20%	4.50%
Other	(0.10%)	0.00%
Change to valuation allowance	(1.10%)	(30.40%)
Change in fair value of assumed common stock warrant liabilities	(7.30%)	0.00%
Change in fair value of Series F tranche liabilities	(12.50%)	0.00%
Effective tax rate	0.00%	0.00%